Distribution Date:	02/17/22	JPMCC Commercial Mortgage Securities Trust 2016-JP4
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-JP4

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.

Certificate Factor Detail	3		Kunal Singh	(212) 834-5467

Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	JupiterlVxx, LLC
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46645UAQ0	1.891300%	35,667,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645UAR8	2.983800%	129,067,000.00	16,749,774.44	25,528.92	41,648.31	0.00	0.00	67,177.23	16,724,245.52	35.29%	30.00%
A-3	46645UAS6	3.392800%	215,000,000.00	215,000,000.00	0.00	607,876.67	0.00	0.00	607,876.67	215,000,000.00	35.29%	30.00%
A-4	46645UAT4	3.648300%	266,136,000.00	266,136,000.00	0.00	809,119.97	0.00	0.00	809,119.97	266,136,000.00	35.29%	30.00%
A-SB	46645UAU1	3.474300%	52,478,000.00	51,671,166.62	808,971.06	149,600.95	0.00	0.00	958,572.01	50,862,195.56	35.29%	30.00%
A-S	46645UAX5	3.870300%	59,858,000.00	59,858,000.00	0.00	193,057.01	0.00	0.00	193,057.01	59,858,000.00	28.23%	24.00%
B	46645UAY3	4.052600%	61,106,000.00	61,106,000.00	0.00	206,365.15	0.00	0.00	206,365.15	61,106,000.00	21.03%	17.88%
C	46645UAZ0	3.388062%	49,882,000.00	49,882,000.00	0.00	140,836.10	0.00	0.00	140,836.10	49,882,000.00	15.15%	12.88%
D	46645UAC1	3.388062%	56,117,000.00	56,117,000.00	0.00	158,439.91	0.00	0.00	158,439.91	56,117,000.00	8.53%	7.25%
E	46645UAE7	4.138062%	22,447,000.00	22,447,000.00	0.00	77,405.90	0.00	0.00	77,405.90	22,447,000.00	5.88%	5.00%
F	46645UAG2	4.138062%	17,459,000.00	17,459,000.00	0.00	60,205.36	0.00	0.00	60,205.36	17,459,000.00	3.82%	3.25%
NR*	46645UAJ6	4.138062%	32,423,640.00	32,423,640.00	0.00	72,064.26	0.00	0.00	72,064.26	32,423,640.00	0.00%	0.00%
R	46645UAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645UAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			997,640,640.00	848,849,581.06	834,499.98	2,516,619.59	0.00	0.00	3,351,119.57	848,015,081.08

Notional Certificates
X-A	46645UAV9	0.591114%	758,206,000.00	609,414,941.06	0.00	300,194.57	0.00	0.00	300,194.57	608,580,441.08
X-B	46645UAW7	0.085462%	61,106,000.00	61,106,000.00	0.00	4,351.88	0.00	0.00	4,351.88	61,106,000.00
X-C	46645UAA5	0.750000%	105,999,000.00	105,999,000.00	0.00	66,249.37	0.00	0.00	66,249.37	105,999,000.00
Notional SubTotal			925,311,000.00	776,519,941.06	0.00	370,795.82	0.00	0.00	370,795.82	775,685,441.08

Deal Distribution Total					834,499.98	2,887,415.41	0.00	0.00	3,721,915.39

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645UAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645UAR8	129.77580977	0.19779587	0.32268752	0.00000000	0.00000000	0.00000000	0.00000000	0.52048339	129.57801390
A-3	46645UAS6	1,000.00000000	0.00000000	2.82733335	0.00000000	0.00000000	0.00000000	0.00000000	2.82733335	1,000.00000000
A-4	46645UAT4	1,000.00000000	0.00000000	3.04024998	0.00000000	0.00000000	0.00000000	0.00000000	3.04024998	1,000.00000000
A-SB	46645UAU1	984.62530241	15.41543237	2.85073650	0.00000000	0.00000000	0.00000000	0.00000000	18.26616887	969.20987004
A-S	46645UAX5	1,000.00000000	0.00000000	3.22524992	0.00000000	0.00000000	0.00000000	0.00000000	3.22524992	1,000.00000000
B	46645UAY3	1,000.00000000	0.00000000	3.37716673	0.00000000	0.00000000	0.00000000	0.00000000	3.37716673	1,000.00000000
C	46645UAZ0	1,000.00000000	0.00000000	2.82338519	0.00000000	0.00000000	0.00000000	0.00000000	2.82338519	1,000.00000000
D	46645UAC1	1,000.00000000	0.00000000	2.82338525	0.00000000	0.00000000	0.00000000	0.00000000	2.82338525	1,000.00000000
E	46645UAE7	1,000.00000000	0.00000000	3.44838508	0.00000000	0.00000000	0.00000000	0.00000000	3.44838508	1,000.00000000
F	46645UAG2	1,000.00000000	0.00000000	3.44838536	0.00000000	0.00000000	0.00000000	0.00000000	3.44838536	1,000.00000000
NR	46645UAJ6	1,000.00000000	0.00000000	2.22258389	1.22580130	16.04989230	0.00000000	0.00000000	2.22258389	1,000.00000000
R	46645UAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645UAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645UAV9	803.75905896	0.00000000	0.39592745	0.00000000	0.00000000	0.00000000	0.00000000	0.39592745	802.65843462
X-B	46645UAW7	1,000.00000000	0.00000000	0.07121854	0.00000000	0.00000000	0.00000000	0.00000000	0.07121854	1,000.00000000
X-C	46645UAA5	1,000.00000000	0.00000000	0.62499995	0.00000000	0.00000000	0.00000000	0.00000000	0.62499995	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/22 - 01/30/22	30	0.00	41,648.31	0.00	41,648.31	0.00	0.00	0.00	41,648.31	0.00
A-3	01/01/22 - 01/30/22	30	0.00	607,876.67	0.00	607,876.67	0.00	0.00	0.00	607,876.67	0.00
A-4	01/01/22 - 01/30/22	30	0.00	809,119.97	0.00	809,119.97	0.00	0.00	0.00	809,119.97	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	149,600.95	0.00	149,600.95	0.00	0.00	0.00	149,600.95	0.00
X-A	01/01/22 - 01/30/22	30	0.00	300,194.57	0.00	300,194.57	0.00	0.00	0.00	300,194.57	0.00
X-B	01/01/22 - 01/30/22	30	0.00	4,351.88	0.00	4,351.88	0.00	0.00	0.00	4,351.88	0.00
X-C	01/01/22 - 01/30/22	30	0.00	66,249.37	0.00	66,249.37	0.00	0.00	0.00	66,249.37	0.00
A-S	01/01/22 - 01/30/22	30	0.00	193,057.01	0.00	193,057.01	0.00	0.00	0.00	193,057.01	0.00
B	01/01/22 - 01/30/22	30	0.00	206,365.15	0.00	206,365.15	0.00	0.00	0.00	206,365.15	0.00
C	01/01/22 - 01/30/22	30	0.00	140,836.10	0.00	140,836.10	0.00	0.00	0.00	140,836.10	0.00
D	01/01/22 - 01/30/22	30	0.00	158,439.91	0.00	158,439.91	0.00	0.00	0.00	158,439.91	0.00
E	01/01/22 - 01/30/22	30	0.00	77,405.90	0.00	77,405.90	0.00	0.00	0.00	77,405.90	0.00
F	01/01/22 - 01/30/22	30	0.00	60,205.36	0.00	60,205.36	0.00	0.00	0.00	60,205.36	0.00
NR	01/01/22 - 01/30/22	30	478,999.22	111,809.20	0.00	111,809.20	39,744.94	0.00	0.00	72,064.26	520,395.93
Totals			478,999.22	2,927,160.35	0.00	2,927,160.35	39,744.94	0.00	0.00	2,887,415.41	520,395.93

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,721,915.39
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,034,744.61	Master Servicing Fee	5,852.40
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,092.40
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	365.48
ARD Interest	0.00	Operating Advisor Fee	1,195.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	394.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,034,744.61	Total Fees	12,190.03

Principal		Expenses/Reimbursements
Scheduled Principal	834,499.98	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	35,067.61
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,605.85
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	906.48
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	165.00
Total Principal Collected	834,499.98	Total Expenses/Reimbursements	39,744.94

		Interest Reserve Deposit	95,393.18

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,887,415.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	834,499.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,721,915.39
Total Funds Collected	3,869,244.59	Total Funds Distributed	3,869,243.54

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	848,849,581.63	848,849,581.63	Beginning Certificate Balance	848,849,581.06
(-) Scheduled Principal Collections	834,499.98	834,499.98	(-) Principal Distributions	834,499.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	848,015,081.65	848,015,081.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	849,264,161.65	849,264,161.65	Ending Certificate Balance	848,015,081.08
Ending Actual Collateral Balance	848,299,186.33	848,299,186.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.14%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,962,409.84	0.70%	54	4.4250	NAP	Defeased	1	5,962,409.84	0.70%	54	4.4250	NAP
	9,999,999 or less	11	63,117,562.17	7.44%	57	4.5864	1.532103	1.24 or less	7	234,096,009.91	27.61%	52	4.4842	0.413283
10,000,000 to 19,999,999		11	189,473,079.95	22.34%	52	4.4914	1.595671	1.25 to 1.74	17	244,573,768.77	28.84%	57	4.5929	1.458001
20,000,000 to 24,999,999		4	92,719,105.89	10.93%	55	4.3737	1.657018	1.75 to 2.24	7	213,158,495.70	25.14%	56	3.6499	1.924304
25,000,000 to 49,999,999		3	92,338,565.28	10.89%	57	4.7483	1.475250	2.25 to 2.74	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	6	404,404,358.52	47.69%	57	3.7394	1.738843	2.75 or greater	4	150,224,397.43	17.71%	58	3.6323	3.518577
	Totals	36	848,015,081.65	100.00%	56	4.1545	1.653123	Totals	36	848,015,081.65	100.00%	56	4.1545	1.653123
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	5,962,409.84	0.70%	54	4.4250	NAP	Texas	5	44,797,307.45	5.28%	57	4.4836	1.619663
Alabama	1	4,286,378.77	0.51%	57	4.4600	1.499500	Virginia	1	2,537,490.87	0.30%	59	4.6800	1.294900
Arizona	5	10,000,375.67	1.18%	57	4.4166	1.356361	Washington	1	24,595,954.35	2.90%	57	4.5400	1.102000
California	2	139,517,485.19	16.45%	59	3.4728	2.526669	Totals	68	848,015,081.65	100.00%	56	4.1545	1.653123
Colorado	2	6,243,743.27	0.74%	59	4.6800	1.294856
									Property Type³
Connecticut	4	5,113,221.70	0.60%	55	4.1140	1.427100
Florida	5	51,153,771.78	6.03%	56	4.2648	2.323735		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	33,673,146.29	3.97%	57	4.2778	1.516661		Properties	Balance	Agg. Bal.			DSCR¹
Hawaii	1	94,000,000.00	11.08%	57	4.1995	(0.179200)	Defeased	1	5,962,409.84	0.70%	54	4.4250	NAP
Illinois	3	62,716,560.71	7.40%	58	4.9294	0.787264	Industrial	1	7,542,753.63	0.89%	57	4.3980	1.564400
Indiana	2	19,906,518.00	2.35%	55	4.3747	2.792205	Lodging	5	141,426,046.75	16.68%	57	4.2976	0.681168
Iowa	5	17,053,874.38	2.01%	59	4.6800	1.294860	Mobile Home Park	18	35,139,901.47	4.14%	55	4.1140	1.427100
Kansas	3	11,843,685.85	1.40%	57	4.6158	1.681760	Multi-Family	2	39,925,845.45	4.71%	58	5.0491	1.590294
Kentucky	1	5,408,928.67	0.64%	56	5.0200	1.253700	Office	9	308,194,092.46	36.34%	57	3.9990	1.914407
Louisiana	1	30,512,673.40	3.60%	58	5.1800	1.655200	Retail	32	309,824,032.05	36.54%	54	4.1220	1.873027
Maryland	3	6,906,088.76	0.81%	55	4.1140	1.427100	Totals	68	848,015,081.65	100.00%	56	4.1545	1.653123
Michigan	3	6,592,391.93	0.78%	55	4.1140	1.427100
Minnesota	2	29,115,402.14	3.43%	57	5.0086	1.340760
Missouri	1	1,042,500.00	0.12%	57	5.2600	1.611600
Nevada	2	27,023,497.15	3.19%	57	4.4701	1.962831
New Hampshire	3	8,999,187.44	1.06%	57	4.4480	1.449700
New Jersey	1	19,734,353.66	2.33%	56	4.4500	1.573100
New York	2	87,000,000.00	10.26%	54	3.2042	1.687493
Ohio	3	65,818,318.13	7.76%	56	3.6390	3.258564
Pennsylvania	2	26,459,816.25	3.12%	18	4.8222	0.964610

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,962,409.84	0.70%	54	4.4250	NAP	Defeased	1	5,962,409.84	0.70%	54	4.4250	NAP
	3.99999% or less	5	272,406,131.54	32.12%	58	3.3389	2.599764	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	14	303,380,848.63	35.78%	56	4.2682	1.040187	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	10	184,818,853.71	21.79%	58	4.7329	1.406414	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	6	81,446,837.93	9.60%	44	5.1267	1.330907	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	848,015,081.65	100.00%	56	4.1545	1.653123	49 months or greater	35	842,052,671.81	99.30%	56	4.1526	1.653216
								Totals	36	848,015,081.65	100.00%	56	4.1545	1.653123
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,962,409.84	0.70%	54	4.4250	NAP	Defeased	1	5,962,409.84	0.70%	54	4.4250	NAP
	60 months or less	34	782,535,186.62	92.28%	55	4.2160	1.512024	Interest Only	8	331,115,000.00	39.05%	56	3.6724	1.573202
	61 months or greater	1	59,517,485.19	7.02%	62	3.3194	3.509600	300 months or less	27	510,937,671.81	60.25%	56	4.4638	1.705069
	Totals	36	848,015,081.65	100.00%	56	4.1545	1.653123	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	848,015,081.65	100.00%	56	4.1545	1.653123
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	5,962,409.84	0.70%	54	4.4250	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	32	802,887,437.73	94.68%	57	4.1253	1.676322
	13 months to 24 months	3	39,165,234.08	4.62%	31	4.7128	1.179526
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	848,015,081.65	100.00%	56	4.1545	1.653123
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	306931001	LO	Honolulu	HI	Actual/360	4.199%	339,926.19	0.00	0.00	N/A	11/01/26	--	94,000,000.00	94,000,000.00	02/01/22
2	306881004	RT	Fresno	CA	Actual/360	3.587%	247,104.44	0.00	0.00	N/A	11/01/26	--	80,000,000.00	80,000,000.00	02/01/22
3	306531005	OF	New York	NY	Actual/360	2.860%	155,127.88	0.00	0.00	N/A	09/01/26	--	63,000,000.00	63,000,000.00	02/01/22
4	307080004	OF	Rosemont	IL	Actual/360	4.960%	247,621.56	89,037.62	0.00	N/A	12/01/26	--	57,975,910.95	57,886,873.33	02/01/22
5	306881109	OF	Sunnyvale	CA	Actual/360	3.319%	170,463.35	118,972.26	0.00	N/A	04/01/27	--	59,636,457.45	59,517,485.19	02/01/22
6	307080006	RT	Fairlawn	OH	Actual/360	3.314%	142,686.11	0.00	0.00	N/A	10/01/26	--	50,000,000.00	50,000,000.00	02/01/22
9	28300945	MH	Various	Various	Actual/360	4.114%	124,679.74	54,404.28	0.00	N/A	09/06/26	--	35,194,305.75	35,139,901.47	02/06/22
10	307080010	MF	New Orleans	LA	Actual/360	5.180%	136,289.79	41,769.92	0.00	N/A	12/06/26	--	30,554,443.32	30,512,673.40	02/06/22
11	307080011	OF	Bloomington	MN	Actual/360	5.090%	117,130.26	37,435.35	0.00	N/A	11/06/26	--	26,723,425.76	26,685,990.41	02/06/22
12	307080012	RT	Everett	WA	Actual/360	4.540%	96,317.31	41,130.18	0.00	N/A	11/06/26	--	24,637,084.53	24,595,954.35	02/06/22
13	307080013	LO	Treasure Island	FL	Actual/360	4.571%	89,527.92	38,200.25	0.00	N/A	09/01/26	--	22,745,112.49	22,706,912.24	02/01/22
14	28200906	OF	New York	NY	Actual/360	4.109%	84,919.33	0.00	0.00	N/A	07/06/26	--	24,000,000.00	24,000,000.00	02/06/22
15	307080015	RT	Cypress	TX	Actual/360	4.270%	78,846.23	27,172.73	0.00	N/A	11/01/26	--	21,443,412.03	21,416,239.30	02/01/22
16	695100712	OF	Las Vegas	NV	Actual/360	4.498%	75,581.47	32,823.76	0.00	N/A	11/06/26	--	19,513,567.28	19,480,743.52	02/06/22
17	307080017	OF	Palm Beach Gardens	FL	30/360	3.980%	66,071.85	32,514.59	0.00	N/A	12/01/26	--	19,921,160.94	19,888,646.35	02/01/22
18	28200964	OF	Newark	NJ	Actual/360	4.450%	75,726.46	27,535.89	0.00	N/A	10/06/26	--	19,761,889.55	19,734,353.66	02/06/22
19	695100716	RT	Various	Various	Actual/360	4.680%	75,001.77	30,291.36	0.00	N/A	01/06/27	--	18,610,860.50	18,580,569.14	02/06/22
20	695100721	RT	Various	Various	Actual/360	4.680%	73,295.26	29,602.14	0.00	N/A	01/06/27	--	18,187,408.31	18,157,806.17	02/06/22
21	307080021	RT	Philadelphia	PA	Actual/360	5.100%	73,559.43	25,528.90	0.00	N/A	09/06/21	--	16,749,774.35	16,724,245.45	03/06/21
22	307080022	OF	Indianapolis	IN	Actual/360	4.367%	67,686.95	0.00	0.00	N/A	09/01/26	--	18,000,000.00	18,000,000.00	02/01/22
23	307080023	RT	Various	Various	Actual/360	4.448%	62,814.09	27,833.96	0.00	N/A	11/01/26	--	16,399,595.15	16,371,761.19	02/01/22
25	695100708	RT	Savannah	GA	Actual/360	4.360%	60,425.76	21,311.99	0.00	N/A	11/06/26	--	16,094,460.60	16,073,148.61	02/06/22
26	695100731	RT	Hilliard	OH	Actual/360	4.699%	60,507.26	22,465.17	0.00	N/A	12/06/26	--	14,953,500.79	14,931,035.62	02/06/22
28	307080028	LO	Kennesaw	GA	Actual/360	4.120%	40,982.31	20,773.50	0.00	N/A	11/01/26	--	11,551,543.74	11,530,770.24	02/01/22
29	695100725	RT	Bloomsburg	PA	Actual/360	4.345%	36,484.85	15,754.47	0.00	N/A	11/06/26	--	9,751,325.27	9,735,570.80	02/06/22
30	307080030	MF	Houston	TX	Actual/360	4.625%	37,550.62	15,405.75	0.00	N/A	12/01/26	--	9,428,577.80	9,413,172.05	02/01/22
31	695100706	LO	Lubbock	TX	Actual/360	4.690%	30,513.52	18,220.25	0.00	N/A	10/06/26	--	7,555,449.81	7,537,229.56	02/06/22
32	695100720	IN	Las Vegas	NV	Actual/360	4.398%	28,614.67	12,938.68	0.00	N/A	11/06/26	--	7,555,692.31	7,542,753.63	02/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	695100707	RT	Hinesville	GA	Actual/360	4.360%	22,818.79	8,580.47	0.00	N/A	11/06/26	--	6,077,807.91	6,069,227.44	02/06/22
34	695100726	IN	Orlando	FL	Actual/360	4.425%	22,753.13	8,887.91	0.00	N/A	08/06/26	--	5,971,297.75	5,962,409.84	02/06/22
35	695100702	LO	Salina	KS	Actual/360	4.670%	22,762.73	9,281.11	0.00	N/A	10/06/26	--	5,660,415.82	5,651,134.71	02/06/22
36	307080036	RT	Lexington	KY	Actual/360	5.020%	23,417.59	8,327.04	0.00	N/A	10/06/26	--	5,417,255.71	5,408,928.67	02/06/22
37	695100711	RT	Carrollton	TX	Actual/360	4.625%	21,370.22	7,678.66	0.00	N/A	11/06/26	--	5,365,845.20	5,358,166.54	02/06/22
38	695100723	RT	Midfield	AL	Actual/360	4.460%	16,502.87	10,621.79	0.00	N/A	11/06/26	--	4,297,000.56	4,286,378.77	02/06/22
39	28000875	RT	Dimmitt	TX	Actual/360	5.350%	4,940.95	0.00	0.00	N/A	05/06/26	--	1,072,500.00	1,072,500.00	02/06/22
40	28000979	RT	Jackson	MO	Actual/360	5.260%	4,721.95	0.00	0.00	N/A	11/06/26	--	1,042,500.00	1,042,500.00	02/06/22
Totals							3,034,744.61	834,499.98	0.00				848,849,581.63	848,015,081.65
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(9,944,765.15)	(5,699,277.52)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	22,081,820.36	11,078,420.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	95,647,177.04	37,176,729.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,355,475.94	5,655,450.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	29,997,859.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	12,181,694.39	8,634,594.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	8,158,308.75	6,118,508.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,528,726.81	2,697,720.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,567,449.55	2,158,962.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,959,568.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,670,197.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,904,736.60	2,159,051.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,845,727.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,797,696.00	1,460,254.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,958,023.00	987,415.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	11,968,308.00	9,716,590.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,636,221.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,598,886.63	799,443.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	864,948.00	0.00	--	--	02/14/22	7,992,869.90	396,357.41	63,803.07	667,295.25	151,985.66	0.00
22	0.00	11,933,049.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,016,780.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,486,138.07	914,200.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,284,004.46	1,166,867.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	722,866.92	923,979.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,037,181.35	710,105.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	846,702.38	671,920.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,020,598.61	1,196,763.83	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	726,413.78	415,250.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	681,091.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	637,453.10	869,746.46	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	532,922.46	388,164.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	437,933.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	483,600.00	424,645.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	93,405.18	46,702.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	90,723.13	45,362.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	218,875,874.84	102,650,620.29				7,992,869.90	396,357.41	63,803.07	667,295.25	151,985.66	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.154511%	4.132873%	56
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.154773%	4.133129%	57
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.155033%	4.133384%	58
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	16,371,460.58	4.155317%	4.133661%	59
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	41,017,971.24	4.176871%	4.155334%	59
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.184107%	4.162403%	57
08/17/21	0	0.00	0	0.00	1	16,880,460.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.184464%	4.162755%	58
07/16/21	0	0.00	0	0.00	1	16,905,306.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.184819%	4.163105%	59
06/17/21	0	0.00	0	0.00	1	16,932,431.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.185206%	4.163486%	60
05/17/21	0	0.00	0	0.00	1	16,957,050.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.185557%	4.152515%	61
04/16/21	0	0.00	0	0.00	1	16,983,956.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.185939%	4.164208%	62
03/17/21	0	0.00	0	0.00	1	17,008,350.13	0	0.00	0	0.00	1	16,680,172.51	0	0.00	0	0.00	4.186286%	4.159987%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	307080021	03/06/21	10	5	63,803.07	667,295.25	188,026.29	17,008,350.13	09/16/20	1
Totals					63,803.07	667,295.25	188,026.29	17,008,350.13

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		16,724,245	0	16,724,245		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		771,773,351	771,773,351	0		0
> 60 Months		59,517,485	59,517,485	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	848,015,082	831,290,836	0	0	16,724,245	0
Jan-22	848,849,582	832,099,807	0	0	16,749,774	0
Dec-21	849,680,870	832,905,678	0	0	16,775,192	0
Nov-21	850,574,389	833,771,522	0	0	16,802,868	0
Oct-21	867,766,872	850,938,819	0	0	16,828,053	0
Sep-21	909,604,686	892,749,181	0	0	16,855,505	0
Aug-21	910,358,645	893,478,185	0	0	16,880,460	0
Jul-21	911,109,572	894,204,266	0	0	16,905,306	0
Jun-21	911,920,352	894,987,920	0	0	16,932,432	0
May-21	912,664,995	895,707,944	0	0	16,957,050	0
Apr-21	913,469,710	896,485,753	0	0	16,983,957	0
Mar-21	914,208,118	897,199,768	0	0	17,008,350	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	307080021	16,724,245.45	17,008,350.13	10,100,000.00	02/24/21	864,948.00	0.72740	12/31/20	09/06/21	294
Totals		16,724,245.45	17,008,350.13	10,100,000.00		864,948.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	307080021	RT	PA	09/16/20	1

Matter transferred as an NT 7/9/2020 seeking relief due to COVID-19 impacts. Since that date issues have escalated the matter to special servicing on 9/16/2020 due to imminent default. Following efforts to achieve a loan modification, Borrower advised special servicer that they are not willing to invest additional capital and are seeking to return the Property to the Trust.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	307080023	0.00	4.44800%	0.00	4.44800%	8	01/28/21	01/28/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	307080007 10/18/21	41,080,890.18	67,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		41,080,890.18	67,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
7	307080007	10/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
21	0.00	0.00	3,605.85	0.00	0.00	35,067.61	0.00	0.00	0.00	0.00	165.00	0.00
23	0.00	0.00	0.00	0.00	906.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,605.85	0.00	906.48	35,067.61	0.00	0.00	0.00	0.00	165.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		39,744.94

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27